Income Taxes (Details 1) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Federal expense expected at statutory rate	$ (344,010)	$ (743,838)
Permanent differences	97,895	373,367
Change in valuation allowance	246,115	370,470
Tax benefit and effective tax rate	$ 0	$ 0
Federal expense expected at statutory rate	34.00%	34.00%
Permanent differences	(9.70%)	(17.10%)
Change in valuation allowance	(24.50%)	(16.90%)
Tax benefit and effective tax rate	0.00%